Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
During fiscal year 2025 and the first quarter of fiscal year 2026, we granted, and in the future, we plan to grant, annual long-term incentive compensation awards to our executives and employees, including stock options, restricted stock unit awards, and performance stock unit awards. The Board typically meets in the first few weeks of December, during the open trading window following the filing of our Annual Report on Form 10-K for the prior fiscal year. Accordingly, we do not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and we do not time the release of material non-public information in coordination with grants of equity awards to affect the value of our NEOs’ compensation.
The Compensation and Human Resources Committee or the Board, or to the extent applicable, the Rule 16b-3 subcommittee of the Compensation and Human Resources Committee, must approve all equity awards granted to our executive leadership team, including stock options. For the recent annual award cycles, the Board has approved the annual long-term incentive compensation awards for our executive leadership team. Pursuant to the current long-term incentive (“LTI”) compensation design, only members of our executive leadership team receive stock options. The exercise price of our stock options is generally based on the closing price of our common stock on Nasdaq on the date of grant. For off-cycle awards for our executive officers and other members of the executive leadership team at any other time during the year, the grant date is generally effective on the later of the date the employee commences employment with us or the date the Rule 16b-3 subcommittee of the Compensation and Human Resources Committee, the Compensation and Human Resources Committee, or the Board, as the case may be, approves the grants. The Compensation and Human Resources Committee also annually approves a delegated pool of equity to be granted by the President and Chief Executive Officer to employees who are not in the group where awards must be approved by the Compensation and Human Resources Committee, the Rule 16b-3 subcommittee of the Compensation and Human Resources Committee, or Board. For off-cycle awards granted to non-executive officer employees (none of which were stock options), the grant date is generally effective on the first trading day of the second month of the fiscal quarter immediately following the fiscal quarter in which the employee was hired or promoted.

Award Timing Method
The Compensation and Human Resources Committee or the Board, or to the extent applicable, the Rule 16b-3 subcommittee of the Compensation and Human Resources Committee, must approve all equity awards granted to our executive leadership team, including stock options. For the recent annual award cycles, the Board has approved the annual long-term incentive compensation awards for our executive leadership team. Pursuant to the current long-term incentive (“LTI”) compensation design, only members of our executive leadership team receive stock options. The exercise price of our stock options is generally based on the closing price of our common stock on Nasdaq on the date of grant. For off-cycle awards for our executive officers and other members of the executive leadership team at any other time during the year, the grant date is generally effective on the later of the date the employee commences employment with us or the date the Rule 16b-3 subcommittee of the Compensation and Human Resources Committee, the Compensation and Human Resources Committee, or the Board, as the case may be, approves the grants. The Compensation and Human Resources Committee also annually approves a delegated pool of equity to be granted by the President and Chief Executive Officer to employees who are not in the group where awards must be approved by the Compensation and Human Resources Committee, the Rule 16b-3 subcommittee of the Compensation and Human Resources Committee, or Board. For off-cycle awards granted to non-executive officer employees (none of which were stock options), the grant date is generally effective on the first trading day of the second month of the fiscal quarter immediately following the fiscal quarter in which the employee was hired or promoted.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, we do not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and we do not time the release of material non-public information in coordination with grants of equity awards to affect the value of our NEOs’ compensation.
MNPI Disclosure Timed for Compensation Value	false